Investment securities and fair value disclosure- Fair value hierarchy (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Assets
Investment securities accounted for under the fair value option	¥ 183	¥ 4,622
Recurring basis
Assets
Short-term investments	3,011	4,700
Restricted cash and escrow receivables	2,655	1,346
Investment securities accounted for under the fair value option	183	4,622
Interest rate swaps	436
Assets	29,547	28,863
Liabilities
Forward exchange contracts	78	461
Contingent consideration in relation to investments and acquisitions	921	1,264
Liabilities	999	1,725
Recurring basis | Level 1
Assets
Short-term investments	3,011	4,700
Restricted cash and escrow receivables	2,655	1,346
Assets	28,928	24,063
Recurring basis | Level 2
Assets
Interest rate swaps	436
Assets	436	178
Liabilities
Forward exchange contracts	78	461
Liabilities	78	461
Recurring basis | Level 3
Assets
Investment securities accounted for under the fair value option	183	4,622
Assets	183	4,622
Liabilities
Contingent consideration in relation to investments and acquisitions	921	1,264
Liabilities	921	1,264
Listed equity securities
Assets
Trading securities		771
Available-for-sale securities	23,262
Listed equity securities | Recurring basis
Assets
Trading securities		771
Available-for-sale securities	23,262	17,246
Listed equity securities | Recurring basis | Level 1
Assets
Trading securities		771
Available-for-sale securities	¥ 23,262	17,246
Financial derivatives
Assets
Trading securities		178
Financial derivatives | Recurring basis
Assets
Trading securities		178
Financial derivatives | Recurring basis | Level 2
Assets
Trading securities		¥ 178